Taxes (Details) - Schedule of reconciliation of the federal income tax rate to the Company’s effective tax rate	9 Months Ended
Dec. 31, 2021
Schedule of reconciliation of the federal income tax rate to the Company’s effective tax rate [Abstract]
U.S. federal statutory rate	21.00%
Other	0.50%
Valuation allowance	(20.50%)
Income tax provision